Share Capital, Warrants and Other Capital - Schedule of Warrants Activity Reclassified into Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019
Share Capital Warrants And Other Capital
Warrants Outstanding, Beginning of year	44,901,366
Warrant liability reclassified to equity		16,368,033
Warrants issued as equity (July 2020)		28,533,333
Warrants granted	1,651,034
Warrants exercised	(34,888,965)
Warrants Outstanding, End of year	11,663,435	44,901,366
Weighted Average Exercise Price, Beginning of year	$ 0.6025
Weighted Average Exercise Price, Warrant liability reclassified to equity		0.8556
Weighted Average Exercise Price, Warrants issued as equity (July 2020)		0.4574
Weighted Average Exercise Price, Warrants granted	1.8125
Weighted Average Exercise Price, Warrants exercised	0.5728
Weighted Average Exercise Price, End of year	$ 0.8624	$ 0.6025
Warrants Outstanding, Beginning of year, value	$ 12,402
Warrant liability reclassified to equity, value		7,377
Warrants issued as equity (July 2020), value		5,025
Warrants granted, value	1,897
Warrants exercised, value	(9,704)
Warrants Outstanding, End of year, value	$ 4,595	$ 12,402